Guggenheim Frontier Markets ETF
CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Frontier Markets ETF

Supplement to the currently effective Summary Prospectus for the above-listed Fund:

Effective immediately, all references to the “BNY Mellon New Frontier DR Index” in the Summary Prospectus are hereby deleted and replaced with “BNY Mellon New Frontier Index.”

Guggenheim Frontier Markets ETF
The first paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund, using a “passive” or “indexing” investment approach, seeks to replicate, before the Fund’s fees and expenses, the performance of the Index. The Index is composed of all liquid (as defined by the criteria set forth below) American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and local securities of certain countries that are represented in the Index. As of April 17, 2015, the Index was comprised of 71 constituents. The Index tracks the performance of ADRs listed on a U.S. exchange, GDRs traded on the London Stock Exchange (“LSE”) and ordinary share classes of equity securities listed on exchanges in Frontier Market countries. The Bank of New York Mellon, the Fund’s index provider (“BNY Mellon” or the “Index Provider”), categorizes countries as “Frontier Market” based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure and social inequalities. These countries currently are: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Cyprus, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Nigeria, Oman, Pakistan, Panama, Romania, Sri Lanka, Tunisia, Ukraine, Vietnam and Zambia. The universe of potential Index constituents includes all liquid ADRs, GDRs and ordinary shares which meet the criteria set forth under “Index Construction” with respect to trading volume and market capitalization. As of April 17, 2015, potential Index constituents include securities with free-float market capitalizations greater than $250 million which may include securities of all categories of market capitalizations, as defined by the Index Provider.

The following is hereby added immediately after the first sentence in the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus:

The Fund also may invest directly in other exchange-traded funds (“ETFs”) that provide exposure to securities similar to those securities in which the Fund may invest in directly.

The following is hereby added immediately after the “Micro-Cap Company Risk” in the “Principal Investment Risks” section of the Summary Prospectus:

Risks of Investing In Other ETFs. Shares of other ETFs are subject to the management fees and other expenses of those funds. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other ETFs. The securities of other ETFs may also be leveraged and will therefore be subject to certain leverage risks.

Claymore Exchange-Traded Fund Trust 2 227 West Monroe Street Chicago, Illinois 60606 Please Retain This Supplement for Future Reference

April 17, 2015	FRN-SUMPRO-SUP